Warrants (Details 1) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Begining balance	11,750,000	12,277,000
Granted	804,139	0
Exercised	(550,000)	0
Cancellation	(10,000,000)
Expired	(150,000)	(527,000)
Ending balance	1,854,139	11,750,000
Share Based Compensation Arrangement By Share Based Payment Award Non Option Equity Instrument Weighted Average Outstanding Roll Forward [Abstract]
Begining balance, weighted average	$ 2.27	$ 2.25
Granted, weighted average	$ 1.20	$ 0
Exercise, weighted average	$ 0.35	$ 0
Expired, weighted average	$ (2.40)	$ (1.73)
Cancellation, weighted average	$ (1.45)
Ending balance, weighted average	$ 1.69	$ 2.27